SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Dividend Notes Payable
Distributions payments for tax liabilities
Accrued interest on dividends payable	274,242	274,242
Dividends payable	$ 4,023,923	$ 4,023,923